Share capital and warrants - 2022 Brokered private placement (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital and warrants
Warrants exercise price		$ 17.29	$ 30.00	$ 30.00
Share-issue costs		$ 6,298
Brokered Units
Share capital and warrants
Number of warrants included in each unit	1
2022 Brokered private placement
Share capital and warrants
Total common share and warrants issued	7,752,917
Fair value of the warrants issued	$ 1,600
2022 Brokered private placement | Brokered Units
Share capital and warrants
Number of units issued	9,525,850
Price per unit	$ 4.45
Proceeds from issuance of units	$ 42,400
Number of common stock included in each unit	1
Number of warrants to purchase common stock	1
Warrants exercise price	$ 22.80
Warrants exercisable term	5 years
Share-issue costs	$ 3,500
2022 Brokered private placement | Brokered Units | Pre-share consolidation
Share capital and warrants
Warrants exercise price	$ 7.60
2022 Brokered private placement | Brokered Subscription Receipts
Share capital and warrants
Number of receipts issued	13,732,900
Price per receipt	$ 4.45
Gross proceeds from issuance of receipts	$ 61,100
Number of units issued to each Subscription Receipt holders	1